Deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Deposits [Line Items]
Financial liabilities held for trading	€ 77,139	€ 70,343	[1]	€ 107,634	€ 107,624
Financial liabilities designated at fair value through profit or loss	60,995	68,058	[1]	59,616	59,616
Financial liabilities at amortized cost	1,230,745	1,171,630	[1]	€ 1,126,069	1,126,069
Deposits from central banks at amortised cost due to participation in the refinancing operations program	46,201	55,382
Deposits
Deposits [Line Items]
Total financial liabilities	175,163	187,909			190,314
Deposits - Central banks
Deposits [Line Items]
Financial liabilities held for trading	0	0	[1]		282
Financial liabilities designated at fair value through profit or loss	12,854	14,816	[1]		8,860
Financial liabilities at amortized cost	62,468	72,523	[1]		71,414
Total financial liabilities	75,322	87,339			80,556
Deposits - Credit institutions
Deposits [Line Items]
Financial liabilities held for trading	0	0	[1]		292
Financial liabilities designated at fair value through profit or loss	9,340	10,891	[1]		18,166
Financial liabilities at amortized cost	90,501	89,679	[1]		91,300
Total financial liabilities	99,841	100,570			109,758
Deposits on demand | Deposits - Central banks
Deposits [Line Items]
Total financial liabilities	5	5			5
Deposits on demand | Deposits - Credit institutions
Deposits [Line Items]
Total financial liabilities	9,136	6,154			6,444
Time deposits | Deposits - Central banks
Deposits [Line Items]
Total financial liabilities	67,424	82,797			78,801
Time deposits | Deposits - Credit institutions
Deposits [Line Items]
Total financial liabilities	61,406	53,422			54,158
Reverse repurchase agreements | Deposits - Central banks
Deposits [Line Items]
Total financial liabilities	7,893	4,537			1,750
Reverse repurchase agreements | Deposits - Credit institutions
Deposits [Line Items]
Total financial liabilities	29,115	40,873			49,049
Subordinated liabilities | Deposits - Credit institutions
Deposits [Line Items]
Total financial liabilities	184	121			107
EUR
Deposits [Line Items]
Total financial liabilities	79,008	97,323			119,606
GBP
Deposits [Line Items]
Total financial liabilities	18,129	19,301			14,820
USD
Deposits [Line Items]
Total financial liabilities	53,403	45,848			33,259
BRL
Deposits [Line Items]
Total financial liabilities	13,022	18,657			16,485
Other currencies
Deposits [Line Items]
Total financial liabilities	€ 11,601	€ 6,780			€ 6,144

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).